Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 780,733	$ 116,329	¥ 213,897